SCHEDULE OF ADVANCE TO SUPPLIERS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Advances to Suppliers	$ 16,546,521	$ 1,044,207
Less: allowance for credit losses		(269,740)
Advances to Suppliers, net	$ 16,546,521	$ 774,467